Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 20 – Commitments and contingencies

Operating lease commitments

The information of lease commitments is provided in Note 14.

Litigation settlement

On January 29, 2019, the Company filed a civil action in the Hangzhou Intermediate People’s Court against one of its customers. The defendant had purchased from the Company, and the Company had delivered 90,000 units of mining machines for a total amount of RMB453.6 million (approximately US$65.1 million) pursuant to an executed sales contract. The defendant has paid RMB380 million (approximately US$54.5 million), and the Company is seeking payment of the remaining balance of RMB73.6 million (approximately US$10.6 million) plus interest and legal expenses. On December 30, 2021, Hangzhou Intermediate People’s Court made the judgement and supported the request of RMB73.6 million goods payment from the Company. On January 24, 2022, the defendant appealed to Zhejiang Provisional Superior People’s Court and the appeal was automatically withdrawn according to the ruling made by Zhejiang Provisional Superior People’s Court on March 22, 2022. The court has made enforcement action regarding the payment by the defendant. During the year ended December 31, 2022, the Company has collected RMB7.4 million (approximately US$1.1 million). When the sales contract was entered into in 2018, no associated revenue was recognized as the Company concluded the collection of the consideration was not probable. The RMB7.4 million received from the settlement during the year ended December 31, 2022 was recorded as revenue in the consolidated statements of operations and comprehensive loss because the contract has been terminated which leaves the Company no remaining obligations to transfer products and the receipt of consideration is nonrefundable. The Company has applied to the Hangzhou Intermediate People’s Court for compulsory enforcement for the remaining balance. The Company did not receive any amount from this customer associated with this litigation for the year ended December 31, 2024.

In November 2019, the Company brought a claim against one of the Company’s customers and the ultimate beneficial owner of the mining machines(collectively, the “defendants”) in connection with a sale of 80,000 mining machines for an amount of RMB403 million (approximately $58 million)pursuant to a sales contract and a supplementary contract, alleging that the defendants only paid RMB13 million (approximately $2 million) of the total balance and seeking full payment of the outstanding RMB282 million (approximately $40 million) balance plus interest and hold both defendants jointly and severally liable. In August 2021, an agreement was reached between the Company and defendants following mediation by the court, pursuant to which the defendants agree to pay a total of RMB272 million to the Company. When the sales contract was entered into in 2018, no associated revenue was recognized as the Company concluded the collection of the consideration was not probable. The Company has received RMB166 million (approximately $24.7 million) and RMB106 million (approximately $16 million) from the settlement during the year ended December 31, 2022 and 2021, respectively. Such receipts were recorded as revenue in the consolidated statements of operations and comprehensive income (loss) because the contract has been terminated which leaves the Company with no remaining obligations to transfer products and the receipt of consideration is nonrefundable.

In December 2024, the Company, along with one other claimant (collectively, the “claimant”), filed a statement of claim against the lead underwriter of an investee (the “respondent”) with the Financial Industry Regulatory Authority (“FINRA”) regarding a certain FINRA case, alleging the respondent’s violation of its fiduciary duties and duties under FINRA’s standards of conduct by recommending the claimant to invest in the investee. In March 2025, the respondent filed a counterclaim against the claimant, accusing the applicant maliciously suing the respondent. The respondent sought relief in amount that is not yet fully determined but is believed to exceed US$3 million in total and demanded that the claimant cover all costs and attorney fees associated with this case. On March 27, 2025, the claimant filed an answer disputing these counterclaims. As of the reporting date, due to the early stage of the case, the company is unable to estimate the possibility regarding the outcome of the counterclaim or the amount of loss related thereto.

From time to time, the Company is subject to legal proceedings and claims in the ordinary course of business. The Company records a liability when it is probable that a liability will be incurred and the amount of the loss can be reasonably estimated. The Company reviews the need for any such liability on a regular basis. The Company did not record any accrual related to its legal contingencies for the years ended December 31, 2024, 2023 and 2022.